Income taxes (Details) - Schedule of income tax expense (benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income tax expense (benefit) [Abstract]
Current income tax	$ 943	$ 4,339	$ 2,435
Deferred income tax	1,398	1,135	(277)
Total income tax expense	$ 2,341	$ 5,474	$ 2,158